Employee benefit plans and compensation plans - Defined benefit plans - Plan Assets (Details)	Dec. 31, 2017	Dec. 31, 2016
International equities
Employee benefit plans and compensation plans
Percentage of plan assets	18.10%	19.50%
Swedish equities
Employee benefit plans and compensation plans
Percentage of plan assets	9.80%	8.60%
Swedish nominal bonds
Employee benefit plans and compensation plans
Percentage of plan assets	32.70%	32.80%
Real estate
Employee benefit plans and compensation plans
Percentage of plan assets	11.30%	10.70%
Private equity
Employee benefit plans and compensation plans
Percentage of plan assets	9.70%	9.70%
Other
Employee benefit plans and compensation plans
Percentage of plan assets	18.40%	18.70%